PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INSTITUTIONAL CLASS SHARES OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:


PREMIER PORTFOLIO
PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS
While the Money Market Funds have not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Money Market Funds will be able to do so. Therefore, the Board of Trustees of the Money Market Funds has determined that the Money Market Funds will apply to participate in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize credit markets by discouraging substantial redemptions in money market funds. The Money Market Funds' participation in the Program is not certain until its agreement is reviewed and accepted by the Treasury Department, which is expected to take up to 14 days.

Under the Program, the Treasury Department will guarantee shareholders in the Money Market Funds that they will receive $1 for each Money Market Fund share covered by the Program, in the event that the Money Market Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Money Market Funds as of the close of business on September 19, 2008. A participating Money Market Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Money Market Fund to liquidate. Upon declaration of a Guarantee Event, the Money Market Funds will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Money Market Funds paid to the Treasury a fee in the amount of 0.01% of the Money Market Fund's net asset value as of September 19, 2008. The Money Market Funds will bear this expense without regard to the unitary fee currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 19, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following information replaces in its entirety the information appearing under the heading "Fee Table and Expense Example" on page 4 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

Shareholder Fees

-----------------------------------------------------------------------------------------------------------
                                                                                PREMIER        PREMIER
                                                                 PREMIER      TAX-EXEMPT   U.S. GOVERNMENT
(fees paid directly from your investment)                       PORTFOLIO      PORTFOLIO   MONEY PORTFOLIO
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                None          None           None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption
proceeds, whichever is less)                                       None          None           None
-----------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

-----------------------------------------------------------------------------------------------------------
                                                                                PREMIER        PREMIER
                                                                 PREMIER      TAX-EXEMPT   U.S. GOVERNMENT
(expenses that are deducted from fund assets)                   PORTFOLIO      PORTFOLIO   MONEY PORTFOLIO
-----------------------------------------------------------------------------------------------------------
Management Fees                                                   0.25%          0.25%          0.25%
Distribution and/or Service (12b-1) Fees                          None           None           None
Other Expenses(1,2)                                               0.01%          0.01%          0.01%
Acquired Fund Fees and Expenses                                   None           None           None
Total Annual Fund Operating Expenses                              0.26%          0.26%          0.26%
Fee Waiver(3)                                                     0.08%            --           0.08%
Net Annual Fund Operating Expenses                                0.18%          0.26%          0.18%
-----------------------------------------------------------------------------------------------------------

(1) The funds' investment advisor bears all expenses incurred by the fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the fund in connection with securities transactions to which the fund is a party or in connection with securities owned by the fund; (iii) the cost of participating in the United States Treasury Temporary Guarantee Program (the "Program") and (iv) other expenditures which are capitalized in accordance with generally accepted accounted principles applicable to investment companies. There can be no guarantee that the fund will not incur these types of expenses, in which case the fund could have higher total annual operating expenses than reflected in the table. The Program is estimated to be 0.01% expressed as an annualized percentage of current net assets.

(2) Other Expenses have been restated to reflect the current expenses of the Fund(s).

(3) Through at least June 30, 2009, Invesco Aim Advisors, Inc. has contractually agreed to waive advisory fees equal to 0.08%of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    Each fund consists of two classes of shares, Investor Class and Institutional Class, that share a common investment objective and portfolio of investments. The two classes differ with respect to, among other things, purchase and redemption options, exchange privileges and timing of purchase and redemption orders and dividend accruals.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The expense example assumes you:

    (i)   invest $10,000 in the fund for the time periods indicated;

    (ii)  redeem all of your shares at the end of the periods indicated;

    (iii) earn a 5%return on your investment before operating expenses each year; and

    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 YEAR    3 YEARS      5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------------------
Premier Portfolio                                             $18        $76         $138            $323
Premier Tax-Exempt Portfolio                                   27         84          146             331
Premier U.S. Government Money Portfolio                        18         76          138             323"
-----------------------------------------------------------------------------------------------------------

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

o   You invest $10,000 in the fund and hold it for the entire 10-year period;

o   Your investment has a 5% return before expenses each year; and

o The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for each fund's Institutional Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PREMIER PORTFOLIO --
INSTITUTIONAL             YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio       0.18%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%
Cumulative Return
Before Expenses            5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative Return
After Expenses             4.82%      9.79%     14.99%     20.44%     26.15%     32.13%     38.39%     44.95%     51.83%     59.02%
End of Year Balance   $10,482.00 $10,978.85 $11,499.24 $12,044.31 $12,615.21 $13,213.17 $13,839.47 $14,495.46 $15,182.55 $15,902.20
Estimated Annual
Expenses                  $18.43     $27.90     $29.22     $30.61     $32.06     $33.58     $35.17     $36.84     $38.58     $40.41
-----------------------------------------------------------------------------------------------------------------------------------

PREMIER TAX-EXEMPT
PORTFOLIO --
INSTITUTIONAL CLASS       YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio       0.26%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%
Cumulative Return
Before Expenses            5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative Return
After Expenses             4.74%      9.70%     14.90%     20.35%     26.06%     32.03%     38.29%     44.84%     51.71%     58.90%
End of Year Balance   $10,474.00 $10,970.47 $11,490.47 $12,035.12 $12,605.58 $13,203.08 $13,828.91 $14,484.40 $15,170.96 $15,890.07
Estimated Annual
Expenses                  $26.62     $27.88     $29.20     $30.58     $32.03     $33.55     $35.14     $36.81     $38.55     $40.38
-----------------------------------------------------------------------------------------------------------------------------------

PREMIER U.S.
GOVERNMENT MONEY
PORTFOLIO --
INSTITUTIONAL CLASS       YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio       0.18%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%
Cumulative Return
Before Expenses            5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative Return
After Expenses             4.82%      9.79%     14.99%     20.44%     26.15%     32.13%     38.39%     44.95%     51.83%     59.02%
End of Year Balance   $10,482.00 $10,978.85 $11,499.24 $12,044.31 $12,615.21 $13,213.17 $13,839.47 $14,495.46 $15,182.55 $15,902.20
Estimated Annual
Expenses                  $18.43     $27.90     $29.22     $30.61     $32.06     $33.58     $35.17     $36.84     $38.58     $40.41"
-----------------------------------------------------------------------------------------------------------------------------------